Management - Labor Relations Labor Relations (Details)	12 Months Ended
Dec. 31, 2014
Concentration Risk [Line Items]
Entity Number of Employees	8,300
Entity Number Of Hourly Employees	6,000
Percentage of hourly employees represented by organized labor unions	39.00%
Percentage Of Coal Production Generated By Hourly Employees Represented By Organized Labor Unions	20.00%
Number of US Mines Represented by Unions	1
Percentage Of Australian Hourly Employees Under Contract Negotiations	56.00%
Percentage Of Coal Production Generated By Australian Hourly Employees Under Contract Negotiation	42.00%
United Mine Workers of America [Member]
Concentration Risk [Line Items]
Percentage of hourly employees represented by organized labor unions	9.00%
Percentage Of Coal Production Generated By Hourly Employees	4.00%